Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Taxes [Line Items]
Accumulated undistributed earnings of non-U.S. subsidiaries	$ 19,200,000,000	$ 19,700,000,000
Operating loss and capital loss carryforwards	5,500,000,000
Operating loss and capital loss carryforwards expiring by 2023	3,200,000,000
Foreign tax credit carryforwards expiring by 2023	1,700,000,000
Valuation on deferred tax assets	2,225,000,000	2,528,000,000
Net change in valuation allowance	300,000,000
Unrecognized Tax Benefits	818,000,000	611,000,000	795,000,000	1,019,000,000
Unrecognized tax benefits that would impact effective tax rate	741,000,000	520,000,000
Interest related to uncertain tax positions	2,000,000	(19,000,000)	45,000,000
Accrued interest expense related to uncertain tax benefits	139,000,000	166,000,000
Minimum [Member]
Taxes [Line Items]
Reduction of unrecognized tax benefits related to tax audit resolutions minimum	165,000,000
Maximum [Member]
Taxes [Line Items]
Reduction of unrecognized tax benefits related to tax audit resolutions minimum	$ 210,000,000